Income Taxes (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Income tax at the U.S. federal statutory rate	$ 55.4	$ 44.6	$ 82.0
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	2.1	2.5	3.7
Foreign losses without current tax benefits	0.0	0.0	0.5
Foreign earnings taxed at different rates including tax holidays	(0.2)	(0.3)	0.3
U.S. domestic manufacturing deduction	(3.2)	(2.3)	(6.4)
U.S. research tax credit	(0.6)	(0.5)	(0.6)
Accruals and settlements related to tax audits	0.0	(6.1)	0.0
Other items, net	0.3	0.2	(0.4)
Provision for income taxes	$ 53.8	$ 38.1	$ 79.1
Effective income tax rate	34.00%	29.90%	33.80%
Undistributed Earnings of Foreign Subsidiaries	$ 1.5	$ 6.4	$ 9.0